Significant Accounting Policies (Tables)	9 Months Ended
Sep. 30, 2023
Significant Accounting Policies
Schedule of revenue disaggregated by revenue source

	Nine Months Ended September 30,
	2022	2023

	(In thousands)
Advertising and marketing revenues	$1,206,106	$1,130,275
Value-added services revenues	182,228	165,894
Total revenues	$1,388,334	$1,296,169